Inventories, Net	6 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

At June 30, 2023 and December 31, 2022, inventories consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Inventory	$463,691	$442,681
Less: reserve for obsolete inventories	(7,175)	(12,011)
Total	$456,516	$430,670

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.